Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Acquisition costs | Licenses, software and prepayments
Fixed Assets
Additions	€ 4,078	€ 134